EQUITY FINANCING IN JIANGXI JINKO (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Cash received from, net of cash disposed of, disposal of subsidiaries			¥ 48,078,440	$ 7,368,345	¥ 198,291,138	¥ 11,760,083
Contribution from non-controlling interest			865,000,000		¥ 2,595,780,000	¥ 615,000,000
JinkoSolar International Development Limited [Member]
Business Acquisition [Line Items]
Cash received from, net of cash disposed of, disposal of subsidiaries	¥ 3,100,000,000	$ 461,200,000
Contribution from non-controlling interest			¥ 139,900,000
Jiangxi Jinko [Member]
Business Acquisition [Line Items]
Percentage of ownership	73.30%	73.30%
Jiangxi Jinko [Member] | JinkoSolar International Development Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	26.70%	26.70%